Net Loss Per Share Attributable to Ordinary Shareholders - Summary of Anti-dilutive Ordinary Share Equivalents As Converted Basis Excluded Calculation of Net Loss Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	252,625,951	106,627,080	36,626,371
Ordinary Share Warrant - Term Loan Issuance
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	500,000	500,000	500,000
Ordinary Share Warrants Issued to MVIL - Related Party
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	161,823,177	46,153,846
Ordinary Share Warrants- Venture Loan Issuance
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	13,636,364
2020 Restricted Share Units (In Ordinary Shares)
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	13,087,848	15,013,296
Outstanding Share Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	63,578,562	44,959,938	36,126,371